CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2020
CONVERTIBLE SENIOR NOTES.
CONVERTIBLE SENIOR NOTES

16.   CONVERTIBLE SENIOR NOTES

1) 2024 Convertible Notes

On September 17, 2019, the Company issued US$200,000 convertible senior notes (the “2024 Convertible Notes”) to several initial purchasers, US$100,000 and US$100,000 to Alibaba.com Hong Kong Limited (“Alibaba.com”), an entity affiliated with Alibaba Group Holding Limited (“Alibaba Group”), a principal shareholder of the Company and to third parties, respectively. The 2024 Convertible Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in arrears at a rate of 1.75% per annum on April 1 and October 1 of each year, beginning on April 1, 2020. The 2024 Convertible Notes will mature on October 1, 2024 unless redeemed, repurchased or converted prior to such date.

The 2024 Convertible Notes holders have the right, at their option, to convert the outstanding principal amount of the 2024 Convertible Notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the 2024 Convertible Notes prior to the close of business day immediately preceding October 1, 2024; or (ii) anytime on or after October 1, 2024 until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The initial conversion rate for the 2024 Convertible Notes is 141.844 of the Company’s American depositary shares (“ADSs”) per US$1,000 principal amount of the Notes, which is equivalent to an initial conversion price of US$7.05 per ADS, subject to certain anti-dilution and make-whole fundamental change adjustments but is not adjusted for any accrued and unpaid interest. Upon conversion, the Company is required to deliver ADSs to such converting holders and both issuer and holders have no other settlement options.

The holders may require the Company to repurchase all or a portion of the 2024 Convertible Notes for cash on September 30, 2022 at a repurchase price equal to 100% of the principal amount of the 2024 Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the 2024 Convertible Notes were to occur, the outstanding obligations under the 2024 Convertible Notes could be immediately due and payable (the “Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the 2024 Convertible Notes. In addition, the 2024 Convertible Notes provide its holders with additional interest equal to the fair value of any dividends received by the holders of the Company’s ordinary shares (the “Contingent Interest Features”).

The Company evaluated the embedded conversion features contained in the 2024 Convertible Notes and determined that the Conversion Option was not required to be bifurcated because it met the scope exception provided for under ASC 815-10-15-74(a).

The Company also evaluated the embedded Contingent Redemption Options and Contingent Interest Features contained in the 2024 Convertible Notes in accordance with ASC 815 to determine if these features require bifurcation. The Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the 2024 Convertible Notes were not issued at a substantial discount and are redeemable at par.

The Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. However, the fair value of the Contingent Interest Features on the issuance date and at December 31, 2019 and 2020 was not significant. In addition, the Company assessed whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of the occurrence of such default events is determined to be remote, the Company did not accrue additional interest expense for the years ended December 31, 2019 and 2020. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

16.   CONVERTIBLE SENIOR NOTES (CONTINUED)

1) 2024 Convertible Notes (continued)

Furthermore, no beneficial conversion feature was recognized for the 2024 Convertible Notes as the fair value per ADS at the commitment date was US$5.53, which was less than the most favorable conversion price.

In connection with the issuance of the 2024 Convertible Notes, the Company also purchased capped call options on the Company’s ADS with certain counterparties at a price of US$22,500 (equivalent to RMB159,138), which was recorded as a reduction of the Company’s additional paid-in capital on the consolidated balance sheet with no subsequent changes in fair value recorded. The capped call exercise price is equal to the 2024 Convertible Notes’ initial conversion price and the cap price is US$10.0 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the 2024 Convertible Notes with such reduction subject to a cap.

The net proceeds from the issuance of the 2024 Convertible Notes were US$194,457 (equivalent to RMB1,375,355), after deducting underwriting discounts and offering expenses of US$5,543 (equivalent to RMB39,205) from the initial proceeds of US$200,000.

As of December 31, 2019 and 2020, the principal amount of the 2024 Convertible Notes was RMB1,395,240 and RMB1,304,980 (US$200,000) respectively, unamortized debt discount was RMB35,032 and RMB20,688 (US$3,174) respectively, and the net carrying amount of the 2024 Convertible Notes was RMB1,360,208 and RMB1,284,292 (US$196,826) respectively. As of December 31, 2019 and 2020, the Group recorded RMB680,104 and RMB642,121 (US$98,409) under “Convertible senior notes held by related parties”, RMB680,104 and RMB642,121 (US$98,409) under “Convertible senior notes held by third parties”, respectively.

For the years ended December 31, 2019 and 2020, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the 2024 Convertible Notes was RMB10,894 and RMB37,103 (US$5,686). As of December 31, 2020, the 2024 Convertible Notes will be accreted up to the principal amount of US$200,000 (equivalent to RMB1,304,980) over a remaining period of 1.75 years.

The aggregate scheduled maturities of RMB1,304,980 (US$200,000 million) of the 2024 Convertible Notes will be repaid when they become due in 2024, after assuming no conversion, redemption prior to the maturity and both convertible senior notes bondholders hold the 2024 Convertible Notes until their respective maturities.

2) 2025 Convertible Notes

On June 3, 2020, the Company issued US$150,000 convertible senior notes (the “2025 Convertible Notes”) to Alibaba.com. The 2025 Convertible Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in arrears at a rate of 4.5% per annum on July 1 and January 1 of each year, beginning on January 1, 2021. The 2025 Convertible Notes will mature on June 3, 2025 unless redeemed, repurchased or converted prior to such date.

The 2025 Convertible Notes holders have the right to convert all or any portion of the 2025 Convertible Notes held by it into ordinary shares, or at the sole discretion of the noteholder, into ordinary shares in the form of ADS at any time on or after the thirty-first trading day after May 27, 2020 up to the close of business of the second business day immediately preceding June 3, 2025 (“the 2025 Convertible Notes Conversion Option”).

16.   CONVERTIBLE SENIOR NOTES (CONTINUED)

2) 2025 Convertible Notes (continued)

The initial conversion rate for the 2025 Convertible Notes is 16,474.46 of the Company’s American depositary shares (“ADSs”) per US$100,000 principal amount of the 2025 Convertible Notes, which is equivalent to an initial conversion price of US$6.07 per ADS, subject to certain anti-dilution and make-whole fundamental change adjustments but is not adjusted for any accrued and unpaid interest. Upon conversion, the Company is required to deliver ADSs to such converting holders and both issuer and holders have no other settlement options.

The holders may require the Company to repurchase all or a portion of the 2025 Convertible Notes for cash within a period of ninety days starting from June 3, 2023 at a repurchase price equal to 100% of the principal amount of the 2025 Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. The Contingent Redemption Options and Contingent Interest Features are similar with the terms described for the 2024 Convertible Notes issued in 2019.

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the 2025 Convertible Notes were to occur, the outstanding obligations under the 2025 Convertible Notes could be immediately due and payable (the “2025 Convertible Notes Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the 2025 Convertible Notes. In addition, the 2025 Convertible Notes provide its holders with additional interest equal to the fair value of any dividends received by the holders of the Company’s ordinary shares (the “2025 Convertible Notes Contingent Interest Features”).

The Company evaluated the embedded conversion features contained in the 2025 Convertible Notes and determined that the 2025 Convertible Notes Conversion Option was not required to be bifurcated because it met the scope exception provided for under ASC 815-10-15-74(a).

The Company also evaluated the embedded 2025 Convertible Notes Contingent Redemption Options and 2025 Convertible Notes Contingent Interest Features in accordance with ASC 815 to determine if these features require bifurcation. The 2025 Convertible Notes Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the 2025 Convertible Notes were not issued at a substantial discount and are redeemable at par.

The 2025 Convertible Notes Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. However, the fair value of the 2025 Convertible Notes Contingent Interest Features on the issuance date and at December 31, 2020 was not significant. In addition, the Company assessed whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of the occurrence of such default events is determined to be remote, the Company did not accrue additional interest expense for the year ended December 31, 2020. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

Furthermore, no beneficial conversion feature was recognized for the 2025 Convertible Notes as the fair value per ADS at the commitment date was US$5.49, which was less than the most favorable conversion price.

The net proceeds from the issuance of the 2025 Convertible Notes were US$149,340 (equivalent to RMB1,061,421), after deducting offering expenses of US$660 (equivalent to RMB4,689) from the initial proceeds of US$150,000 (equivalent to RMB1,066,110).

16.   CONVERTIBLE SENIOR NOTES (CONTINUED)

2) 2025 Convertible Notes (continued)

As of December 31, 2020, the principal amount of the 2025 Convertible Notes was RMB978,735(US$150,000), unamortized debt discount was RMB3,060 (US$471) and the net carrying amount of the 2025 Convertible Notes was RMB975,675(US$149,529). As of December 31, 2020, the Group recorded RMB975,725 (US$149,537) under “Convertible senior notes held by related parties”.

For the year ended December 31, 2020, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the 2025 Convertible Notes was RMB27,908 (US$4,277). As of December 31, 2020, the 2025 Convertible Notes will be accreted up to the principal amount of US$150,000 (equivalent to RMB978,735) over a remaining period of 2.42 years.

The aggregate scheduled maturities of RMB978,735 (US$150,000) of the 2025 Convertible Notes will be repaid when they become due in 2025, assuming no conversion, redemption prior to the maturity and convertible senior note bondholders hold the 2025 Convertible Notes until maturity.